10. COMMON STOCK (Details) - $ / shares	3 Months Ended			12 Months Ended
	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014
Number of options
Beginning Balance	13,669,000	13,699,000	13,779,000	14,400,500
Granted	100,000			2,815,000
Expired	(300,000)		(80,000)	(2,811,500)
Forfeited				(625,000)
Exercised	(10,000)	(30,000)
Ending Balance	13,459,000	13,669,000	13,699,000	13,779,000
Weighted Average Exercise Price
Beginning Balance	$ 0.85	$ 0.85	$ 0.85	$ 1.22
Granted	0.38			0.21
Expired	2.34		0.46	1.99
Forfeited				1.43
Exercised	0.21	0.21
Ending Balance	$ 0.81	$ 0.85	$ 0.85	$ 0.85